Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Total	Series A Preferred Stock [Member]	Preferred Shares [Member]	Preferred Shares [Member] Series A Preferred Stock [Member]	Common Shares [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Series A Preferred Stock [Member]	Treasury Shares [Member]	Accumulated Other Comprehensive Loss [Member]
Balance at Dec. 31, 2012	$ 103,980		$ 23,184		$ 114,365	$ (14,687)		$ (17,235)	$ (1,647)
Balance, shares at Dec. 31, 2012			23,184		7,707,917
Net income	6,179					6,179
Other comprehensive income (loss)	(2,600)								(2,600)
Issuance of Series B preferred shares, net of issuance costs	23,132		23,132
Issuance of Series B preferred shares, net of issuance costs, shares			25,000
Cash dividends ($0.15 per share)	(1,156)					(1,156)
Preferred stock dividends	(1,159)					(1,159)
Balance at Dec. 31, 2013	128,376		46,316		114,365	(10,823)		(17,235)	(4,247)
Balance, shares at Dec. 31, 2013			48,184		7,707,917
Net income	9,528					9,528
Other comprehensive income (loss)	4,200								4,200
Cash dividends ($0.15 per share)	(1,465)					(1,465)
Preferred stock dividends	(1,873)					(1,873)
Redemption of Series A preferred stock		(22,857)		(23,184)			327
Redemption of Series A preferred shares				(23,184)
Balance at Dec. 31, 2014	$ 115,909		$ 23,132		$ 114,365	$ (4,306)		$ (17,235)	$ (47)
Balance, shares at Dec. 31, 2014			25,000		7,707,917